Stockholders' Equity - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 19, 2017
Class Of Stock [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of common stock		$ 551,000	$ 661,000	$ 507,000
Maximum shares to be sold under Sales Agreement		$ 7,575,000	$ 27,997,000	$ 86,948,000
IPO
Class Of Stock [Line Items]
Outstanding shares of convertible preferred stock converted into common stock, shares					6,690,066
Common stock, shares authorized		200,000,000
Common stock, par value		$ 0.001
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.001
Public Offering
Class Of Stock [Line Items]
Common stock issued, shares	3,000,000
Shares price, per share	$ 10.00		$ 10.00
Proceeds from issuance of common stock	$ 28,000,000
ATM Facility
Class Of Stock [Line Items]
Common stock issued, shares		760,089
Proceeds from issuance of common stock		$ 7,700,000
Weighted average sales price, per share		$ 10.41
ATM Facility | Maximum
Class Of Stock [Line Items]
Maximum shares to be sold under Sales Agreement		$ 22,100,000